Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials and components	$ 2,405	$ 3,277
Work in progress, net	2,757	3,093
Finished goods	1,875	1,540
Inventory net	$ 7,037	$ 7,910